Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000011390 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,408	$ 12,408	$ 12,408	$ 11,066	$ 10,923	$ 12,988	$ 12,828	$ 11,932	$ 10,825	$ 10,995	$ 10,839	$ 10,277	$ 10,000
Average Annual Return, Percent	12.13%	0.79%	2.18%
C000052630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,046	$ 12,046	$ 12,046	10,776	10,670	12,727	12,619	11,763	10,713	10,905	10,784	10,255	10,000
Average Annual Return, Percent	11.79%	0.48%	1.88%
C000011387 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	7.43%	(0.33%)	1.45%
C000011387 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 11,550	$ 11,550	$ 11,550	10,321	10,228	12,187	12,082	11,275	10,264	10,460	10,338	9,834	9,600
Average Annual Return, Percent	11.90%	0.48%	1.87%
C000037618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Account Value	$ 12,237	$ 12,237	$ 12,237	10,918	10,804	12,855	12,726	11,855	10,771	10,956	10,808	10,263	10,000
Average Annual Return, Percent	12.08%	0.64%	2.04%
C000037620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	10.14%	(0.21%)	1.32%
C000037620 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 11,400	$ 11,400	$ 11,400	10,187	10,095	12,115	12,095	11,363	10,411	10,681	10,626	10,176	10,000
Average Annual Return, Percent	11.14%	(0.21%)	1.32%
C000052631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 12,492	$ 12,492	$ 12,492	11,121	10,980	13,047	12,877	11,969	10,851	11,015	10,843	10,284	10,000
Average Annual Return, Percent	12.33%	0.86%	2.25%
C000011391 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 11,713	$ 11,713	$ 11,713	10,497	10,433	12,467	12,396	11,598	10,584	10,814	10,714	10,219	10,000
Average Annual Return, Percent	11.59%	0.20%	1.59%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	$ 12,004	$ 12,004	$ 10,760	$ 10,691	$ 12,518	$ 12,632	$ 11,807	$ 10,705	$ 10,836	$ 10,829	$ 10,294	$ 10,000
Average Annual Return, Percent	11.57%	0.33%	1.84%